FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2007

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
	[  ]  is a restatement
	[  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Steven Charles Capital, Ltd.
Address:	First Federal Plaza
		28 East Main Street, Suite 1500
		Rochester, NY  14614-1917

13F File Number:  028-06415

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Martha Jo Pulver
Title:	Vice President/Chief Compliance Officer
Phone:	585-325-1870

Signature, Place and Date of Signing:

Martha Jo Pulver
Rochester, New York
October 29, 2007

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  49

Form 13F Information Table Value Total:  $67815

List of Other Included Managers:  NONE



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100      392     7305 SH       SOLE                     7305
Amazon.com Inc.                COM              023135106     1798    19300 SH       SOLE                    19300
American Express Co.           COM              025816109     1385    23333 SH       SOLE                    23333
American International Group,  COM              026874107     1177    17392 SH       SOLE                    17392
Amgen, Inc.                    COM              031162100      342     6050 SH       SOLE                     6050
Anheuser-Busch Companies, Inc. COM              035229103      837    16738 SH       SOLE                    16738
Berkshire Hathaway Cl. B       COM              084670207     2549      645 SH       SOLE                      645
Burlington Northern Santa Fe C COM              12189T104     1526    18795 SH       SOLE                    18795
Capital One Financial, Inc.    COM              14040H105     1044    15720 SH       SOLE                    15720
Caterpillar, Inc.              COM              149123101     1523    19417 SH       SOLE                    19417
Chia Tai Enterprises Intl, Ltd COM              G2099D102        2    40000 SH       SOLE                    40000
Cisco Systems, Inc.            COM              17275R102     2482    74926 SH       SOLE                    74926
Citigroup, Inc.                COM              172967101     1854    39717 SH       SOLE                    39717
Coca-Cola Co.                  COM              191216100     2772    48235 SH       SOLE                    48235
ConocoPhillips                 COM              20825C104     1674    19074 SH       SOLE                    19074
Costco Cos.                    COM              22160K105     1562    25459 SH       SOLE                    25459
Covidien, Ltd.                 COM              G2552X108      611    14721 SH       SOLE                    14721
Dell, Inc.                     COM              24702R101     2083    75485 SH       SOLE                    75485
Exxon Mobil Corp.              COM              30231G102      386     4170 SH       SOLE                     4170
Freeport-McMoran Copper & Gold COM              35671D857     1433    13661 SH       SOLE                    13661
General Electric Co.           COM              369604103     2550    61588 SH       SOLE                    61588
Goldman Sachs Group, Inc.      COM              38141G104      993     4580 SH       SOLE                     4580
Intel Corp.                    COM              458140100     1284    49638 SH       SOLE                    49638
International Game Technology  COM              459902102     1272    29510 SH       SOLE                    29510
JPMorgan Chase & Co., Inc.     COM              46625H100     1845    40270 SH       SOLE                    40270
Johnson & Johnson, Inc.        COM              478160104     2002    30474 SH       SOLE                    30474
Medco Health Solutions, Inc.   COM              58405U102     1890    20910 SH       SOLE                    20910
Medtronic, Inc.                COM              585055106     2160    38288 SH       SOLE                    38288
Merrill Lynch & Co., Inc.      COM              590188108      379     5311 SH       SOLE                     5311
Microsoft Corp.                COM              594918104     1596    54160 SH       SOLE                    54160
Nabors Industries, Inc.        COM              G6359F103      933    30335 SH       SOLE                    30335
Oil Service Holders Tr. Dep. R COM              678002106     1975    10300 SH       SOLE                    10300
Paychex, Inc.                  COM              704326107      413    10072 SH       SOLE                    10072
Pfizer, Inc.                   COM              717081103     1904    77927 SH       SOLE                    77927
Procter & Gamble Co.           COM              742718109     2525    35893 SH       SOLE                    35893
Pulte Homes Corp.              COM              745867101      390    28629 SH       SOLE                    28629
Stryker Corp.                  COM              863667101      948    13786 SH       SOLE                    13786
Sysco Corp.                    COM              871829107     1684    47325 SH       SOLE                    47325
Target Corp.                   COM              87612E106     1365    21466 SH       SOLE                    21466
The Progressive Corp.          COM              743315103     1350    69529 SH       SOLE                    69529
Time Warner, Inc.              COM              887317105     1728    94093 SH       SOLE                    94093
Tyco Electronics               COM              G9144P105      522    14721 SH       SOLE                    14721
Tyco International Ltd.        COM              G9143X208      653    14721 SH       SOLE                    14721
UnitedHealthcare Group, Inc.   COM              91324P102     1934    39938 SH       SOLE                    39938
Wal-Mart Stores                COM              931142103      838    19192 SH       SOLE                    19192
Walgreen Co.                   COM              931422109     1168    24721 SH       SOLE                    24721
Wells Fargo & Co.              COM              949746101     1665    46754 SH       SOLE                    46754
eBay, Inc.                     COM              278642103     2197    56293 SH       SOLE                    56293
iShares S&P 500                COM              464287200      225     1470 SH       SOLE                     1470